Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 21,545,104	$ 12,275,650
Allowance for credit losses	(8,159,597)	(7,415,079)
Accounts receivable, Net	$ 13,385,507	$ 4,860,571